Cover	Aug. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2025
Entity File Number	000-24520
Entity Registrant Name	Crisp Momentum Inc.
Entity Central Index Key	0000924396
Entity Tax Identification Number	04-3021770
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Palm Beach Lakes Blvd.
Entity Address, Address Line Two	Suite 820
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(305)
Local Phone Number	351-9195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false